Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Other Current Liabilities

	As of December 31,	As of December 31,
	2019	2020
	$ in thousands
VAT Payables	130	81
Accruals for personnel related expenses	7,295	13,235
Other	1,072	6,077

Total	8,497	19,393